Consolidated and Combined Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 157,191	$ 232,456	$ 482,681
Unrealized investment gains (losses):
Change in unrealized gains on investment securities	3,839	114,867	663,458
Reclassification adjustment for realized investment gains (losses) included in net income	(5,926)	(33,510)	21,929
Reclassification adjustment for unrealized gains on investment securities transferred	0	(132,688)	0
Foreign currency translation adjustments:
Change in unrealized foreign currency translation gains	(3,645)	19,639	74,949
Total other comprehensive (loss) income before income taxes	(5,732)	(31,692)	760,336
Income tax (benefit) expense related to items of other comprehensive (loss) income	(1,457)	(12,763)	267,434
Other comprehensive (loss) income, net of income taxes	(4,275)	(18,929)	492,902
Total comprehensive income	$ 152,916	$ 213,527	$ 975,583